BETTER 10K - INCOME TAXES - Components of Income (Loss) Before Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S.					$ (863,807)	$ (301,081)
Foreign					(23,895)	(2,430)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	$ (339,374)	$ (226,664)	$ (472,902)	$ (624,414)	$ (887,702)	$ (303,511)